REDEEMABLE NON-CONTROLLING INTERESTS AND NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS AND NON-CONTROLLING INTERESTS	REDEEMABLE NON-CONTROLLING INTEREST AND NON-CONTROLLING INTERESTS
Redeemable Non-Controlling Interest
On March 31, 2020, TC Energy announced that it would proceed with construction of the Keystone XL pipeline. As part of the funding plan, the Government of Alberta agreed to invest up to US$1.1 billion as equity in certain Keystone XL subsidiaries of TC Energy. In the year ended December 31, 2020, the Government of Alberta invested $1,033 million in the form of Class A Interests which rank above TC Energy's equity investment in Keystone XL and have certain voting rights.
TC Energy has a call right exercisable at any time to repurchase the Class A Interests from the Government of Alberta. In turn, the Government of Alberta has a put right to sell its Class A Interests to the Company exercisable upon and following the in-service date of the Keystone XL pipeline if certain conditions are met. As a result of these redemption features, the Company classified the Class A Interests as Redeemable non-controlling interest in mezzanine equity on the Consolidated balance sheet. These Class A Interests are entitled to a return in accordance with contractual terms. This return accrues on a quarterly basis and adjusts the carrying value of the Class A Interests accordingly. Refer to Note 30, Subsequent events, for additional information.
At December 31, 2020, TC Energy had reclassified $630 million related to Class A Interests to Current liabilities on the Consolidated balance sheet to reflect the expectation that the Company would exercise its call right in January 2021 in accordance with contractual terms. Redeemable non-controlling interest in Current liabilities of $633 million also included $3 million of return accrued that was recorded in Interest expense in the Consolidated statement of income.
On January 4, 2021, the Company put in place a US$4.1 billion project-level credit facility to support construction of the Keystone XL pipeline, that is fully guaranteed by the Government of Alberta and non-recourse to the Company. The Company drew US$579 million on the credit facility on January 8, 2021, of which US$497 million was used to repurchase a majority of the Government of Alberta’s Class A Interests. The facility bears interest at a floating rate and matures in January 2024.
The changes in Redeemable non-controlling interest classified in mezzanine equity were as follows:

year ended December 31	2020
(millions of Canadian $)

Balance at beginning of year	—
Class A Interests issued	1,033
Net loss attributable to redeemable non-controlling interest[1]	(10)
Class A Interests transferred to Current liabilities	(630)
Balance at end of year	393
1Includes a return accrual and a foreign currency translation loss on Class A Interests, both of which were presented within Net income /(loss) attributable to non-controlling interests in the Consolidated statement of income.
Non-Controlling Interests
TC PipeLines, LP
During 2020 and 2019, the non-controlling interests in TC PipeLines, LP remained at 74.5 per cent and in 2018 ranged between 74.3 per cent and 74.5 per cent due to periodic issuances of common units in TC PipeLines, LP to third parties under an at-the-market issuance program. Refer to Note 28, Commitments, contingencies and guarantees, for additional information on the acquisition of common units of TC PipeLines, LP.
The Company's Non-controlling interests included on the Consolidated balance sheet were as follows:

at December 31	2020	2019
(millions of Canadian $)

Non-controlling interests in TC PipeLines, LP	1,682	1,634
The Company's Net income /(loss) attributable to non-controlling interests included in the Consolidated statement of income were as follows:

year ended December 31	2020	2019	2018
(millions of Canadian $)

Non-controlling interests in TC PipeLines, LP	307	293	(185)
Redeemable non-controlling interest	(10)	—	—
	297	293	(185)